SEGMENT DATA (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT DATA

Specific structure information in 2022 sees table below:

	Education and training	Exhibition planning service	Consulting service	Human resources outsourcing service	Totals
Revenue from external customers	796,257	292,273	17,698	121	1,106,349
Intersegment revenue	-	-	-		-
Interest income	122	2	10	27	161
Interest expense	1,876	260	2,957	51	5,144
Depreciation and amortization	15,028	-	366	-	15,394
Operating income (loss)	(9,594)	96,701	(343,756)	(9,137)	(265,786)
Segment assets	749,015	444,895	207,487	88,506	1,489,903
Expenditures for segment assets	3,369	-	-		3,369